Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 3.5%
Charter Hall Group	14,215	146,103
Charter Hall Retail REIT	9,662	21,689
Cromwell Property Group	155,846	38,649
Dexus	40,879	194,484
Goodman Group	17,439	432,962
GPT Group	59,059	183,690
HomeCo Daily Needs REIT	2,783	2,277
Mirvac Group	227,715	321,671
National Storage REIT	10,687	17,474
REA Group Ltd.	225	37,109
Region RE Ltd.	39,271	56,313
Scentre Group	252,871	608,337
Stockland	134,772	460,124
Vicinity Ltd.	191,479	270,326
Waypoint REIT Ltd.	11,011	18,069
		2,809,277

Belgium 0.2%
Aedifica SA	825	50,659
Cofinimmo SA	1,361	81,589
Warehouses De Pauw CVA	2,421	53,568
		185,816

Brazil 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,129	52,382
Multiplan Empreendimentos Imobiliarios SA	3,633	14,365
		66,747

Canada 2.4%
Allied Properties Real Estate Investment Trust	8,664	112,442
Altus Group Ltd.	611	25,975
Artis Real Estate Investment Trust	12,849	71,401
Boardwalk Real Estate Investment Trust	995	50,743
Canadian Apartment Properties REIT	5,115	167,510
Chartwell Retirement Residences	5,678	65,498
Choice Properties Real Estate Investment Trust	8,869	88,560
Colliers International Group, Inc.	723	110,847
Crombie Real Estate Investment Trust	7,964	81,799
CT Real Estate Investment Trust	2,328	25,591
Dream Industrial Real Estate Investment Trust	4,953	44,965
First Capital Real Estate Investment Trust	13,150	168,502
FirstService Corp.	763	148,845
Granite Real Estate Investment Trust	1,324	71,872
H&R Real Estate Investment Trust	25,835	183,237
Killam Apartment Real Estate Investment Trust	4,103	54,363
NorthWest Healthcare Properties Real Estate Investment Trust	16,092	57,929
SECURITY	NUMBER OF SHARES	VALUE ($)
RioCan Real Estate Investment Trust	19,601	266,144
SmartCentres Real Estate Investment Trust	6,295	115,599
		1,911,822

China 8.2%
Agile Group Holdings Ltd. *	3,635,000	377,090
A-Living Smart City Services Co. Ltd.	198,000	75,782
C&D International Investment Group Ltd.	47,719	79,090
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	48,500	79,246
China Resources Land Ltd.	326,000	974,538
China Resources Mixc Lifestyle Services Ltd.	1,200	4,550
China SCE Group Holdings Ltd. *	1,221,000	27,723
China Vanke Co. Ltd., A Shares *	304,200	363,057
China Vanke Co. Ltd., H Shares *	690,700	574,524
CIFI Holdings Group Co. Ltd. *(a)	3,226,000	138,639
Country Garden Services Holdings Co. Ltd.	242,900	176,974
ESR Group Ltd. (b)	4,000	5,886
Gemdale Corp., A Shares	116,900	94,199
Gemdale Properties & Investment Corp. Ltd.	1,016,000	38,783
Greenland Holdings Corp. Ltd., A Shares *	163,500	52,916
Greentown China Holdings Ltd.	202,500	249,466
Greentown Service Group Co. Ltd.	60,000	30,196
Guangzhou R&F Properties Co. Ltd., H Shares *	2,609,022	559,173
Hopson Development Holdings Ltd. *	171,800	68,854
KE Holdings, Inc., ADR	18,276	344,503
KWG Group Holdings Ltd. *	641,000	37,580
Logan Group Co. Ltd. *	272,000	37,615
Longfor Group Holdings Ltd.	536,000	761,403
Midea Real Estate Holding Ltd. *	94,600	35,627
Onewo, Inc., H Shares	11,100	31,314
Poly Developments & Holdings Group Co. Ltd., A Shares	152,200	216,556
Powerlong Real Estate Holdings Ltd. *(a)	791,000	59,469
Seazen Group Ltd. *	1,818,000	468,868
Seazen Holdings Co. Ltd., A Shares *	36,000	68,430
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	25,000	36,240
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	167,700	70,867
Shui On Land Ltd.	879,000	78,215
Sunac China Holdings Ltd. *	1,338,000	431,873
		6,649,246

France 1.9%
Altarea SCA	220	22,412
Carmila SA	3,675	64,089
Covivio SA	3,198	175,424
Gecina SA	1,926	194,009
ICADE	4,892	114,919
Klepierre SA	10,511	317,703
Mercialys SA	8,025	88,812
Nexity SA *	10,429	128,667
Unibail-Rodamco-Westfield *	4,937	404,670
		1,510,705

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 2.2%
BRANICKS Group AG *(a)	4,037	10,217
Deutsche Wohnen SE	1,037	27,175
LEG Immobilien SE	2,646	245,485
TAG Immobilien AG *	11,639	193,689
Vonovia SE	38,174	1,266,224
		1,742,790

Guernsey 0.0%
Sirius Real Estate Ltd.	41,631	45,901

Hong Kong 9.3%
China Jinmao Holdings Group Ltd.	3,021,000	422,330
China Overseas Grand Oceans Group Ltd.	563,000	133,837
China Overseas Land & Investment Ltd.	768,500	1,327,872
CK Asset Holdings Ltd.	179,950	738,265
Fortune Real Estate Investment Trust	94,000	48,388
Hang Lung Group Ltd.	72,000	92,827
Hang Lung Properties Ltd.	135,697	110,423
Henderson Land Development Co. Ltd.	83,866	263,397
Hongkong Land Holdings Ltd.	83,627	380,382
Hysan Development Co. Ltd.	48,500	78,342
Jiayuan International Group Ltd. *(b)	534,000	0
Kerry Properties Ltd.	115,500	232,380
Link REIT	87,600	383,175
New World Development Co. Ltd. (a)(b)	475,460	394,546
Poly Property Group Co. Ltd.	827,000	172,074
Shanghai Industrial Holdings Ltd.	58,000	86,234
Shenzhen Investment Ltd.	340,000	38,511
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	0
Sino Land Co. Ltd.	200,204	196,298
Sino-Ocean Group Holding Ltd. *	1,874,000	71,917
Sun Hung Kai Properties Ltd.	129,842	1,297,633
Swire Pacific Ltd., A Shares	28,000	230,549
Swire Pacific Ltd., B Shares	52,500	69,940
Swire Properties Ltd.	54,000	107,894
Wharf Holdings Ltd.	61,000	167,397
Wharf Real Estate Investment Co. Ltd.	91,400	246,354
Yuexiu Property Co. Ltd.	287,359	210,436
		7,501,401

Israel 0.4%
Alony Hetz Properties & Investments Ltd.	7,499	63,917
Ashtrom Group Ltd. *	1,837	32,350
Azrieli Group Ltd.	782	62,912
Elco Ltd.	778	28,373
G City Ltd.	19,321	83,134
Melisron Ltd.	388	34,518
Mivne Real Estate KD Ltd.	19,301	57,803
		363,007

Japan 9.8%
Activia Properties, Inc.	25	53,676
Advance Residence Investment Corp.	36	71,000
Aeon Mall Co. Ltd.	11,800	158,365
AEON REIT Investment Corp.	77	64,907
Comforia Residential REIT, Inc.	7	13,491
Daito Trust Construction Co. Ltd.	7,170	800,376
Daiwa House REIT Investment Corp.	68	105,844
Daiwa Office Investment Corp.	21	42,087
Daiwa Securities Living Investments Corp.	64	38,868
Frontier Real Estate Investment Corp.	17	44,889
Fukuoka REIT Corp.	18	17,140
GLP J-Reit	108	91,895
SECURITY	NUMBER OF SHARES	VALUE ($)
Heiwa Real Estate Co. Ltd.	1,700	48,610
Hulic Co. Ltd.	24,800	223,575
Hulic Reit, Inc.	17	15,100
Industrial & Infrastructure Fund Investment Corp.	62	47,505
Invincible Investment Corp.	111	47,205
Japan Excellent, Inc.	61	47,797
Japan Hotel REIT Investment Corp.	96	43,800
Japan Logistics Fund, Inc.	25	44,113
Japan Metropolitan Fund Invest	256	156,221
Japan Prime Realty Investment Corp.	34	75,154
Japan Real Estate Investment Corp.	45	166,558
Japan Wool Textile Co. Ltd.	4,200	34,995
KDX Realty Investment Corp.	97	95,502
LaSalle Logiport REIT	19	18,264
Mirarth Holdings, Inc.	7,100	23,954
Mitsubishi Estate Co. Ltd.	72,800	1,031,696
Mitsui Fudosan Co. Ltd.	161,700	1,355,574
Mori Hills REIT Investment Corp.	18	15,029
Nippon Accommodations Fund, Inc.	12	46,559
Nippon Building Fund, Inc.	240	201,317
Nippon Kanzai Holdings Co. Ltd.	1,100	18,891
Nippon Prologis REIT, Inc.	52	82,015
NIPPON REIT Investment Corp.	9	19,008
Nomura Real Estate Holdings, Inc.	10,200	253,564
Nomura Real Estate Master Fund, Inc.	167	158,180
NTT UD REIT Investment Corp.	55	41,746
Open House Group Co. Ltd.	2,900	107,395
Orix JREIT, Inc.	104	115,887
Pressance Corp.	300	3,704
Relo Group, Inc.	5,700	67,387
SAMTY HOLDINGS Co. Ltd.	1,200	26,307
Sekisui House Reit, Inc.	122	59,613
Starts Corp., Inc.	4,200	103,404
Sumitomo Realty & Development Co. Ltd.	22,700	704,247
Sun Frontier Fudousan Co. Ltd.	1,600	20,114
Token Corp.	800	58,359
Tokyo Tatemono Co. Ltd.	16,000	276,652
Tokyu Fudosan Holdings Corp.	60,900	399,431
United Urban Investment Corp.	117	106,752
		7,863,722

Jersey 0.1%
International Workplace Group PLC	27,805	59,061

Luxembourg 0.5%
Aroundtown SA *	84,407	281,753
Grand City Properties SA *	7,454	98,639
		380,392

Mexico 0.3%
Corp. Inmobiliaria Vesta SAB de CV	5,047	12,033
FIBRA Macquarie Mexico	31,993	50,340
Fibra Uno Administracion SA de CV	168,248	176,021
Prologis Property Mexico SA de CV	17,562	52,221
		290,615

Netherlands 0.3%
Eurocommercial Properties NV	2,822	70,528
NEPI Rockcastle NV *	23,174	179,771
Wereldhave NV	1,710	25,090
		275,389

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Philippines 0.7%
Alliance Global Group, Inc.	299,500	44,847
Ayala Corp.	17,840	186,366
Ayala Land, Inc.	297,632	145,380
Megaworld Corp.	827,000	28,790
Robinsons Land Corp.	80,600	18,263
SM Prime Holdings, Inc.	243,700	109,836
		533,482

Singapore 1.3%
CapitaLand Ascendas REIT	89,988	176,098
CapitaLand Ascott Trust	84,680	56,317
CapitaLand China Trust	28,600	15,269
CapitaLand Integrated Commercial Trust	104,075	152,403
CapitaLand Investment Ltd.	33,638	68,638
City Developments Ltd.	31,700	123,314
ESR-LOGOS REIT	24,600	4,780
Frasers Logistics & Commercial Trust	63,800	43,344
Keppel DC REIT	1,600	2,655
Manulife U.S. Real Estate Investment Trust *	241,000	24,817
Mapletree Industrial Trust	44,544	77,160
Mapletree Logistics Trust	75,231	71,884
Mapletree Pan Asia Commercial Trust	59,127	54,278
Suntec Real Estate Investment Trust	32,300	27,502
UOL Group Ltd.	32,680	129,374
		1,027,833

South Africa 0.9%
Fortress Real Estate Investments Ltd., Class B	66,205	72,760
Growthpoint Properties Ltd.	348,303	251,132
Hyprop Investments Ltd.	36,489	90,512
Redefine Properties Ltd.	710,154	178,955
Resilient REIT Ltd.	20,757	68,033
Vukile Property Fund Ltd.	67,787	68,855
		730,247

Spain 0.3%
Inmobiliaria Colonial Socimi SA	11,222	64,667
Merlin Properties Socimi SA	17,263	189,354
		254,021

Sweden 0.7%
Castellum AB *	12,471	147,527
Corem Property Group AB, B Shares	29,241	18,935
Fabege AB	7,117	55,457
Fastighets AB Balder, B Shares *	12,264	94,504
Nyfosa AB	528	5,283
Pandox AB	3,144	55,506
Sagax AB, B Shares	1,766	39,133
Samhallsbyggnadsbolaget i Norden AB	152,089	53,795
Samhallsbyggnadsbolaget i Norden AB, D Shares	2,606	1,385
Wihlborgs Fastigheter AB	8,010	81,276
		552,801

Switzerland 0.8%
Allreal Holding AG	639	117,432
Mobimo Holding AG	236	76,751
PSP Swiss Property AG	828	120,742
Swiss Prime Site AG	2,727	301,481
		616,406

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 0.3%
Chong Hong Construction Co. Ltd.	1,000	2,766
Farglory Land Development Co. Ltd.	12,000	24,299
Highwealth Construction Corp.	39,884	59,169
Huaku Development Co. Ltd.	15,800	59,464
Kindom Development Co. Ltd.	18,000	32,898
Ruentex Development Co. Ltd.	43,273	60,022
		238,618

Thailand 0.6%
3BB Internet Infrastructure Fund *	136,500	22,486
AP Thailand PCL NVDR	113,061	28,569
Central Pattana PCL NVDR	72,000	126,393
Digital Telecommunications Infrastructure Fund, Class F	90,200	23,174
Land & Houses PCL NVDR	670,111	105,711
Pruksa Holding PCL NVDR	81,200	20,006
Sansiri PCL NVDR	1,444,483	75,787
Supalai PCL NVDR	142,382	79,083
		481,209

United Arab Emirates 1.3%
Aldar Properties PJSC	89,606	183,890
Emaar Development PJSC	44,816	138,696
Emaar Properties PJSC	273,033	710,292
		1,032,878

United Kingdom 2.1%
Assura PLC	83,547	42,155
Big Yellow Group PLC	3,948	53,853
British Land Co. PLC	39,120	193,515
Cushman & Wakefield PLC *	18,788	287,456
Derwent London PLC	3,365	90,517
Grainger PLC	23,027	68,564
Hammerson PLC	7,357	27,392
Land Securities Group PLC	29,831	228,783
LondonMetric Property PLC	18,178	44,851
Primary Health Properties PLC	37,725	45,723
Rightmove PLC	6,214	51,088
Safestore Holdings PLC	5,637	53,416
Savills PLC	11,854	161,998
Segro PLC	17,572	174,326
Tritax Big Box REIT PLC	34,752	61,510
UNITE Group PLC	5,261	58,987
Workspace Group PLC	3,322	23,799
		1,667,933

United States 51.0%
Acadia Realty Trust	4,185	108,182
Agree Realty Corp.	1,152	88,474
Alexander & Baldwin, Inc.	5,577	109,755
Alexandria Real Estate Equities, Inc.	4,205	463,517
American Assets Trust, Inc.	2,925	83,187
American Homes 4 Rent, Class A	5,718	218,942
American Tower Corp.	9,076	1,896,884
Americold Realty Trust, Inc.	8,654	206,484
Anywhere Real Estate, Inc. *	25,350	124,215
Apple Hospitality REIT, Inc.	13,010	209,591
AvalonBay Communities, Inc.	3,490	821,371
Brandywine Realty Trust	16,950	94,920
Brixmor Property Group, Inc.	12,958	389,647
Broadstone Net Lease, Inc.	4,149	72,649
BXP, Inc.	9,807	804,076
Camden Property Trust	2,862	360,040

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CareTrust REIT, Inc.	1,171	34,884
CBL & Associates Properties, Inc.	1,388	42,889
CBRE Group, Inc., Class A *	15,595	2,183,144
Centerspace	353	25,593
Chatham Lodging Trust	2,139	19,700
Claros Mortgage Trust, Inc.	4,678	31,764
Compass, Inc., Class A *	20,773	147,281
COPT Defense Properties	5,573	183,630
CoStar Group, Inc. *	2,101	170,895
Cousins Properties, Inc.	7,568	240,208
Crown Castle, Inc.	14,014	1,488,987
CubeSmart	4,473	221,682
Curbline Properties Corp. *	4,437	107,642
DiamondRock Hospitality Co.	15,697	145,668
Digital Realty Trust, Inc.	7,303	1,429,124
DigitalBridge Group, Inc.	9,196	120,468
Diversified Healthcare Trust	51,094	132,844
Douglas Emmett, Inc.	14,455	279,849
Easterly Government Properties, Inc.	4,764	58,692
EastGroup Properties, Inc.	578	99,537
Elme Communities	4,615	78,178
Empire State Realty Trust, Inc., Class A	10,361	113,557
EPR Properties	3,601	163,377
Equinix, Inc.	1,466	1,438,850
Equity LifeStyle Properties, Inc.	3,419	243,877
Equity Residential	11,128	853,072
Essential Properties Realty Trust, Inc.	1,812	61,789
Essex Property Trust, Inc.	1,636	507,913
eXp World Holdings, Inc.	5,662	78,419
Extra Space Storage, Inc.	2,962	506,384
Federal Realty Investment Trust	2,403	280,310
First Industrial Realty Trust, Inc.	2,456	131,273
Four Corners Property Trust, Inc.	1,880	55,855
Gaming & Leisure Properties, Inc.	6,274	323,801
GEO Group, Inc. *	11,014	314,009
Getty Realty Corp.	631	20,747
Global Net Lease, Inc.	12,290	91,069
HA Sustainable Infrastructure Capital, Inc.	724	22,705
Healthcare Realty Trust, Inc.	12,385	226,893
Healthpeak Properties, Inc.	24,878	547,067
Highwoods Properties, Inc.	7,835	254,324
Host Hotels & Resorts, Inc.	34,662	638,474
Howard Hughes Holdings, Inc. *	994	86,220
Hudson Pacific Properties, Inc.	32,999	127,046
Independence Realty Trust, Inc.	4,020	87,797
Industrial Logistics Properties Trust	9,568	37,028
Innovative Industrial Properties, Inc.	40	4,361
InvenTrust Properties Corp.	1,518	47,012
Invitation Homes, Inc.	12,044	412,507
Iron Mountain, Inc.	8,699	1,075,805
JBG SMITH Properties	9,475	161,928
Jones Lang LaSalle, Inc. *	5,068	1,422,081
Kennedy-Wilson Holdings, Inc.	8,727	101,059
Kilroy Realty Corp.	6,623	275,053
Kimco Realty Corp.	18,823	481,304
Kite Realty Group Trust	4,653	128,283
Lamar Advertising Co., Class A	2,816	377,400
LTC Properties, Inc.	1,397	53,910
LXP Industrial Trust	10,671	99,774
Macerich Co.	17,539	372,002
Marcus & Millichap, Inc.	1,750	72,818
McGrath RentCorp	490	59,707
Medical Properties Trust, Inc.	61,745	271,061
Mid-America Apartment Communities, Inc.	3,316	544,355
National Health Investors, Inc.	1,398	107,157
National Storage Affiliates Trust	1,835	82,759
Newmark Group, Inc., Class A	10,742	166,286
NNN REIT, Inc.	4,423	194,524
Office Properties Income Trust	10,724	17,695
SECURITY	NUMBER OF SHARES	VALUE ($)
Omega Healthcare Investors, Inc.	7,773	315,662
Opendoor Technologies, Inc. *	15,302	35,807
Outfront Media, Inc.	10,373	199,265
Paramount Group, Inc.	15,066	73,221
Park Hotels & Resorts, Inc.	25,001	388,766
Peakstone Realty Trust	592	8,128
Pebblebrook Hotel Trust	7,049	97,629
Phillips Edison & Co., Inc.	3,511	138,684
Piedmont Office Realty Trust, Inc., Class A	11,212	106,738
Prologis, Inc.	9,824	1,147,247
Public Storage	2,584	899,361
Realty Income Corp.	10,144	587,236
Regency Centers Corp.	4,990	377,194
Retail Opportunity Investments Corp.	5,352	93,125
Rexford Industrial Realty, Inc.	2,049	86,222
RLJ Lodging Trust	15,276	155,968
Ryman Hospitality Properties, Inc.	989	115,950
Sabra Health Care REIT, Inc.	12,026	225,247
SBA Communications Corp.	1,422	321,727
Seaport Entertainment Group, Inc. *	108	3,656
Service Properties Trust	40,137	111,581
Simon Property Group, Inc.	9,276	1,703,074
SITE Centers Corp.	2,237	34,718
SL Green Realty Corp.	6,807	532,239
STAG Industrial, Inc.	3,548	130,531
Sun Communities, Inc.	2,928	369,894
Sunstone Hotel Investors, Inc.	12,098	130,053
Tanger, Inc.	3,713	137,270
Terreno Realty Corp.	956	57,962
UDR, Inc.	8,287	380,042
Uniti Group, Inc.	45,355	268,048
Urban Edge Properties	5,294	121,815
Ventas, Inc.	19,297	1,236,359
Veris Residential, Inc.	3,301	60,243
VICI Properties, Inc.	11,780	384,146
Vornado Realty Trust	17,429	750,318
Welltower, Inc.	12,105	1,672,669
WP Carey, Inc.	5,448	310,863
Xenia Hotels & Resorts, Inc.	8,622	132,606
Zillow Group, Inc., Class A *	465	37,911
Zillow Group, Inc., Class C *	1,370	116,053
		41,090,518
Total Common Stocks (Cost $60,593,774)		79,881,837

RIGHTS 0.0% OF NET ASSETS

Singapore 0.0%
Keppel DC REIT
expires 12/10/24, strike SGD 2.03 *(b)	137	19
Total Rights (Cost $0)		19

INVESTMENT COMPANIES 0.2% OF NET ASSETS

United States 0.2%
iShares Core U.S. REIT ETF	2,362	147,531
Total Investment Companies (Cost $144,476)		147,531

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)(d)	540,112	540,112
Total Short-Term Investments (Cost $540,112)		540,112
Total Investments in Securities (Cost $61,278,362)		80,569,499

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/20/24	7	274,330	6,190
MSCI EAFE Index, expires 12/20/24	1	116,585	2,918
MSCI Emerging Markets Index, expires 12/20/24	1	54,530	(257)
			8,851

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $497,163.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

SGD —	Singapore Dollar

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended November 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at November 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/24	BALANCE OF SHARES HELD AT 11/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

United States 0.0%
Ashford Hospitality Trust, Inc.	$—	$—	($31,880 )	($56,556 )	$43,689	$—	—	$—
Diversified Healthcare Trust	—	15,387	(330,714)	127,810	(215,063)	—	51,094	2,441
Total	$—	$15,387	($362,594 )	$71,254	($171,374 )	$—		$2,441

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$44,135,850	$—	$—	$44,135,850
Australia	—	2,809,277	—	2,809,277
Belgium	—	185,816	—	185,816
China	380,130	6,263,230	5,886	6,649,246
France	22,412	1,488,293	—	1,510,705
Germany	10,217	1,732,573	—	1,742,790
Hong Kong	167,397	6,939,458	394,546 *	7,501,401
Israel	83,134	279,873	—	363,007
Japan	201,317	7,662,405	—	7,863,722
Jersey	—	59,061	—	59,061
Luxembourg	—	380,392	—	380,392
Netherlands	250,299	25,090	—	275,389
Philippines	44,847	488,635	—	533,482
Singapore	—	1,027,833	—	1,027,833
Spain	—	254,021	—	254,021
Sweden	56,891	495,910	—	552,801
Switzerland	76,751	539,655	—	616,406
Taiwan	—	238,618	—	238,618
Thailand	42,492	438,717	—	481,209
United Arab Emirates	—	1,032,878	—	1,032,878
United Kingdom	820,812	847,121	—	1,667,933
Rights
Singapore	—	—	19	19
Investment Companies [1]	147,531	—	—	147,531
Short-Term Investments [1]	540,112	—	—	540,112
Futures Contracts [2]	9,108	—	—	9,108
Liabilities
Futures Contracts [2]	(257)	—	—	(257)
Total	$46,989,043	$33,188,856	$400 ,451	$80,578,350

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of November 30, 2024, are disclosed in the fund’s Portfolio Holdings.
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